Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2019
Ordinary Shares
Summary of ordinary shares transactions

	2019	2018	2017
As at January 1	666,577	664,470	607,058
Public offering (note)	—	—	56,849
Share option exercises	329	2,107	563
As at December 31	666,906	666,577	664,470

Note: In October 2017, the Company issued 56,849,050 ordinary shares in the form of 11,369,810 ADS for gross proceeds of US$301.3 million. Issuance costs totaled US$8.6 million.